Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Supplemental Balance Sheet Information
Supplemental balance sheet information related to leases was as follows:

As of December 31, 2019
(In $ millions)
Operating leases
Operating leases right-of-use assets	2.7
Current operating lease liabilities	3.4
Long-term operating lease liabilities	6.5

Components of Lease Cost
Components of lease cost is comprised of the following:	For the year ended December 31, 2019

(In $ millions)
Operating lease cost	21.2
Short-term lease cost	0.5
Total lease cost	21.7
Sublease income	0.7

Supplemental Cash flow Information
Supplemental cash flow information related to leases was as follows:	For the year ended December 31, 2019
(In $ millions)
Cash payments for onerous lease contracts	3.6
Operating cash flows from operating leases	0.9
Total lease payments	4.5
Weighted average remaining lease term for operating leases (years)	1.18
Weighted average discount rate for operating leases	6.38%

Maturities of Lease Liabilities
Maturities of lease liabilities were as follows:	As of December 31, 2019

(In $ millions)
2020	5.1
2021	4.2
2022	1.4
2023	0.4
2024	0.4
Thereafter	1.4
Total lease payments	12.9
Less interest	(3.0)
Present value of lease liability	9.9

Maturities of Lease Liabilities
Maturities of lease liabilities were as follows:	As of December 31, 2018

(In $ millions)
2019	4.6
2020	3.6
2021	3.6
2022	0.5
2023	-
Thereafter	-
Total lease payments	12.3